Agribusiness Receivables Certificates - Narrative (Details)	Jun. 30, 2024
Financial Instruments [Abstract]
Net debt to EBITDA ratio, multiplier (not more than)	2.5
Net debt to EBITDA ratio, actual multiplier	1.7